Material accounting estimates and assumptions - Disclosure in tabular form of loan that are subject to payment holiday and reclassification from twelve month expected credit losses to life time expected credit losses (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Loan That Are Subject to Payment Holiday And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans that are subject to loan payment holiday	₩ 1,605,442	₩ 2,177,011
Total loans that changed its stage from 12-month to lifetime (Stage 2) expected credit losses	1,475,667	1,946,959
The expected credit loss allowances that are additionally recognized	221,438	325,014
Woori bank
Disclosure In Tabular Form Of Loan That Are Subject to Payment Holiday And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans that are subject to loan payment holiday	22,038	2,391
The expected credit loss allowances that are additionally recognized	1,734	317
Corporates | Woori bank
Disclosure In Tabular Form Of Loan That Are Subject to Payment Holiday And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans that are subject to loan payment holiday	1,453,314	1,958,133
The expected credit loss allowances that are additionally recognized	210,386	312,054
General retail | Woori bank
Disclosure In Tabular Form Of Loan That Are Subject to Payment Holiday And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans that are subject to loan payment holiday	130,090	216,487
The expected credit loss allowances that are additionally recognized	9,318	12,643
Lifetime expected credit losses | Woori bank
Disclosure In Tabular Form Of Loan That Are Subject to Payment Holiday And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans that changed its stage from 12-month to lifetime (Stage 2) expected credit losses	6,642	2,391
Lifetime expected credit losses | Corporates | Woori bank
Disclosure In Tabular Form Of Loan That Are Subject to Payment Holiday And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans that changed its stage from 12-month to lifetime (Stage 2) expected credit losses	1,367,603	1,774,717
Lifetime expected credit losses | General retail | Woori bank
Disclosure In Tabular Form Of Loan That Are Subject to Payment Holiday And Reclassification From Twelve Month Expected Credit Losses To Life Time Expected Credit Losses [Line Items]
Total loans that changed its stage from 12-month to lifetime (Stage 2) expected credit losses	₩ 101,422	₩ 169,851